Property, Plant and Equipment, Net - Components of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Land (Mineral Bearing) and Asset Retirement Costs [Member]	Dec. 29, 2012 Land (Mineral Bearing) and Asset Retirement Costs [Member]	Dec. 28, 2013 Land (Mineral Bearing) and Asset Retirement Costs [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Land (Mineral Bearing) and Asset Retirement Costs [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Land (Non-Mineral Bearing) [Member]	Dec. 29, 2012 Land (Non-Mineral Bearing) [Member]	Dec. 28, 2013 Land (Non-Mineral Bearing) [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Land (Non-Mineral Bearing) [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Buildings and Improvements [Member]	Dec. 29, 2012 Buildings and Improvements [Member]	Dec. 28, 2013 Buildings and Improvements [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Buildings and Improvements [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Plants, Machinery and Equipment [Member]	Dec. 29, 2012 Plants, Machinery and Equipment [Member]	Dec. 28, 2013 Plants, Machinery and Equipment [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Plants, Machinery and Equipment [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Truck and Auto Fleet [Member]	Dec. 29, 2012 Truck and Auto Fleet [Member]	Dec. 28, 2013 Landfill Airspace and Improvements [Member]	Dec. 29, 2012 Landfill Airspace and Improvements [Member]	Dec. 28, 2013 Construction in Progress [Member]	Dec. 29, 2012 Construction in Progress [Member]	Dec. 28, 2013 Construction in Progress [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Construction in Progress [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Other [Member]	Dec. 29, 2012 Other [Member]	Dec. 28, 2013 Other [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Other [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Mobile Equipment and Barges [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Mobile Equipment and Barges [Member] Continental Cement Company, L.L.C. [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,044,160	$ 969,920	$ 342,904	$ 316,722	$ 107,007	$ 106,135	$ 16,524	$ 15,449	$ 81,331	$ 69,560	$ 4,605	$ 4,605	$ 77,535	$ 78,168	$ 40,795	$ 40,681	$ 680,942	$ 623,949	$ 247,681	$ 231,454	$ 19,165	$ 19,399	$ 46,841	$ 46,841	$ 29,560	$ 20,734	$ 23,394	$ 15,301	$ 1,779	$ 5,134	$ 1,845	$ 1,373	$ 8,060	$ 7,859
Less accumulated depreciation, depletion and amortization	(212,382)	(156,313)	(36,700)	(25,056)
Property, plant and equipment, net	$ 831,778	$ 813,607	$ 306,204	$ 291,666